Share capital - Summary of reconciliation of number of shares outstanding (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 kr / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares
Disclosure of classes of share capital [abstract]
Common stock par or stated value per share | kr / shares				kr 0.15	kr 0.15	kr 0.15
Share issuance costs | $	$ 2,827	$ 689	$ 899